Business Segment Data - Schedule of Consolidated and Combined Statement of Operations Disaggregated by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil & natural gas sales	$ 669,301	$ 420,857	$ 571,948	$ 393,631
Other revenues	3,584	1,884	3,075	3,237
Total revenues	672,885	422,741	575,023	396,868
Costs and expenses:
Lease operating	111,887	81,746	113,640	103,754
Pipeline operating	1,596	1,343	1,835	2,114
Exploration	1,465	2,265	2,356	9,800
Production and ad valorem taxes	33,623	23,478	27,146	23,624
Depreciation, depletion, and amortization	215,906	132,328	184,717	138,672
Impairment of proved oil and natural gas properties	67,181	21	6,600	28,871
Incentive unit compensation expense	969,390	19,069
General and administrative	61,061	55,982	125,358	69,187
Accretion of asset retirement obligations	4,601	4,016	5,581	5,009
(Gain) loss on commodity derivative instruments	11,580	(29,556)	(29,294)	(34,905)
(Gain) loss on sale of properties	3,057	(86,218)	(85,621)	(9,761)
Other, net	(12)	622	649	502
Total costs and expenses	1,481,335	205,096	352,967	336,867
Operating income (loss)	(808,450)	217,645	222,056	60,001
Other income (expense):
Interest expense, net	(104,928)	(41,994)	(69,250)	(33,238)
Loss on extinguishment of debt	(37,248)
Other, net	102	81	145	535
Total other income (expense)	(142,074)	(41,913)	(69,105)	(32,897)
Amortization of investment premium				(194)
Income (loss) before income taxes	(950,524)	175,732	152,951	27,104
Income tax benefit (expense)	(14,398)	(1,432)	(1,619)	(107)
Net income (loss)	(964,922)	174,300	151,332	26,997
Operating Segments [Member]
Costs and expenses:
Exploration	1,465	2,265	2,356	9,800
Depreciation, depletion, and amortization	213,326	132,328	184,312	138,672
Impairment of proved oil and natural gas properties	67,181	50,310	56,889	28,871
Accretion of asset retirement obligations	4,601	4,016	5,581	5,009
(Gain) loss on commodity derivative instruments	11,580	(29,556)	(29,294)	(34,905)
(Gain) loss on sale of properties	3,057	(86,218)	(85,621)	(9,761)
Other income (expense):
Interest expense, net	(104,928)	(41,994)	(69,250)	(33,238)
Loss on extinguishment of debt	(37,248)
Amortization of investment premium				(194)
Income tax benefit (expense)	(14,398)	(1,432)	(1,619)	(107)
Net income (loss)	(975,186)	123,987	102,511	31,877
Operating Segments [Member] | MRD [Member]
Revenues:
Oil & natural gas sales	300,931	171,013	230,751	138,032
Other revenues	561	348	807	782
Total revenues	301,492	171,361	231,558	138,814
Costs and expenses:
Lease operating	18,657	17,065	25,006	24,438
Exploration	1,213	1,137	1,226	7,337
Production and ad valorem taxes	10,494	8,563	9,362	7,576
Depreciation, depletion, and amortization	107,496	62,605	87,043	62,636
Impairment of proved oil and natural gas properties			2,527	18,339
Incentive unit compensation expense	969,390
General and administrative	29,301	22,466	81,758	38,414
Accretion of asset retirement obligations	495	547	728	632
(Gain) loss on commodity derivative instruments	(17,130)	(8,361)	(3,013)	(13,488)
(Gain) loss on sale of properties	3,057	(83,370)	(82,773)	(2)
Other, net		(25)	2	364
Total costs and expenses	1,122,973	39,696	121,866	146,246
Operating income (loss)	(821,481)	131,665	109,692	(7,432)
Other income (expense):
Interest expense, net	(44,355)	(15,947)	(27,349)	(12,802)
Loss on extinguishment of debt	(37,248)
Earnings from equity investments	(12,844)	(24)	1,066	4,880
Other, net	102	81	145	535
Total other income (expense)	(94,354)	(15,890)	(26,138)	(7,387)
Income (loss) before income taxes	(915,826)	115,775	83,554	(14,819)
Income tax benefit (expense)	(14,323)	(1,147)	(1,311)	178
Net income (loss)	(930,149)	114,628	82,243	(14,641)
Operating Segments [Member] | MEMP [Member]
Revenues:
Oil & natural gas sales	368,370	249,844	341,197	255,608
Other revenues	3,160	1,672	2,419	2,815
Total revenues	371,530	251,516	343,616	258,423
Costs and expenses:
Lease operating	93,367	64,922	88,893	80,116
Pipeline operating	1,596	1,343	1,835	2,114
Exploration	252	1,128	1,130	2,463
Production and ad valorem taxes	23,129	14,915	17,784	16,048
Depreciation, depletion, and amortization	105,830	69,723	97,269	76,036
Impairment of proved oil and natural gas properties	67,181	50,310	54,362	10,532
General and administrative	31,760	33,411	43,495	30,342
Accretion of asset retirement obligations	4,106	3,469	4,853	4,377
(Gain) loss on commodity derivative instruments	28,710	(21,195)	(26,281)	(21,417)
(Gain) loss on sale of properties		(2,848)	(2,848)	(9,759)
Other, net	(12)	647	647	138
Total costs and expenses	355,919	215,825	281,139	190,990
Operating income (loss)	15,611	35,691	62,477	67,433
Other income (expense):
Interest expense, net	(60,573)	(26,047)	(41,901)	(20,436)
Loss on extinguishment of debt
Total other income (expense)	(60,573)	(26,047)	(41,901)	(20,630)
Amortization of investment premium				(194)
Income (loss) before income taxes	(44,962)	9,644	20,576	46,803
Income tax benefit (expense)	(75)	(285)	(308)	(285)
Net income (loss)	(45,037)	9,359	20,268	46,518
Other, Adjustments & Eliminations [Member]
Revenues:
Oil & natural gas sales				(9)
Other revenues	(137)	(136)	(151)	(360)
Total revenues	(137)	(136)	(151)	(369)
Costs and expenses:
Lease operating	(137)	(241)	(259)	(800)
Depreciation, depletion, and amortization	2,580		405
Impairment of proved oil and natural gas properties		(50,289)	(50,289)
General and administrative		105	105	431
Total costs and expenses	2,443	(50,425)	(50,038)	(369)
Operating income (loss)	(2,580)	50,289	49,887
Other income (expense):
Earnings from equity investments	12,844	24	(1,066)	(4,880)
Total other income (expense)	12,844	24	(1,066)	(4,880)
Income (loss) before income taxes	10,264	50,313	48,821	(4,880)
Net income (loss)	$ 10,264	$ 50,313	$ 48,821	$ (4,880)